Pension and Postretirement Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended										0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013 Employees Participant	Dec. 31, 2012 Employees Participant	Dec. 31, 2011	Dec. 31, 2013 Plan Assets [Member]	Dec. 31, 2012 Plan Assets [Member]	Dec. 31, 2011 Plan Assets [Member]	Dec. 31, 2011 Yakutugol [Member]	Dec. 31, 2011 Mechel Remservice [Member]	Dec. 31, 2011 Southern Kuzbass Coal Company (SKCC) [Member] Subsidiary	Dec. 31, 2013 BCG Companies [Member]	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member]	Dec. 31, 2013 Cognor Stahlhandel GmbH (Cognor) [Member]	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] Projected Benefit Obligation [Member]	Sep. 25, 2012 Cognor Stahlhandel GmbH (Cognor) [Member] Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Number of participants under the defined benefit pension plans	57,492	67,597
Pensioners receiving monthly pensions or other regular financial support from plans	33,513	38,116
Number of the BCG Companies' employees and their dependents eligible for benefits, Total	364	565
Number of retirees and their dependents, Total	175	157
Net projected benefit obligation and other postretirement benefit obligations	$ 162,112	$ 185,986
Additional pension obligation recognized											8,472		13,883	5,411
Acquisition date										May 07, 2009		Sep. 25, 2012
Curtailment gain	5,710	2,999
Actuarial gain	11,355	13,849		(535)
Gain on impact on the PBO							28,342	8,804
Impact on PBO			$ 533
Number of subsidiaries terminated									1